Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit:	¥ 2,365,400	¥ 1,565,700	¥ 1,831,400
Provision for credit losses	(226,112)	(121,790)	(258,795)
Trading account losses—net	(650,573)	32,262	(703,913)
Equity investment securities gains (losses)—net	151,388	(107,892)	113,216
Foreign exchange gains (losses)—net	(636,227)	153,959	(296,487)
Equity in earnings of equity method investees—net	871,185	669,400	464,054
Impairment of goodwill	(97,475)	(150,089)	0
Impairment of intangible assets	(8,417)	(14,353)	(15,042)
Reversal of (provision for) off-balance sheet credit instruments	23,310	727	(33,289)
Income before income tax expense	2,509,495	1,795,576	1,878,226
Fixed assets:	1,482,800	1,383,200	1,395,000
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit:	2,365,000	1,566,000	1,831,000
Provision for credit losses	(226,000)	(122,000)	(259,000)
Trading account losses—net	(644,000)	(160,000)	(1,073,000)
Equity investment securities gains (losses)—net	933,000	(706,000)	1,450,000
Debt investment securities gains (losses)—net	(127,000)	828,000	300,000
Foreign exchange gains (losses)—net	(433,000)	70,000	(426,000)
Equity in earnings of equity method investees—net	871,000	669,000	464,000
Impairment of goodwill	(97,000)	(150,000)
Impairment of intangible assets	(8,000)	(14,000)	(15,000)
Reversal of (provision for) off-balance sheet credit instruments	23,000	1,000	(33,000)
Other—net	(148,000)	(186,000)	(361,000)
Income before income tax expense	2,509,000	1,796,000	1,878,000
Fixed assets:	3,126,000	2,881,000	2,664,000
U.S. GAAP adjustments and other	1,643,000	1,498,000	1,269,000
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | Japanese GAAP
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Fixed assets:	¥ 1,483,000	¥ 1,383,000	¥ 1,395,000